Business and Geographic Segment Information - Schedule of Off-Network and On-Network Revenues (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenue	$ 550,694	$ 542,727	$ 541,983	$ 552,643	$ 571,259	$ 580,847	$ 598,109	$ 602,306	$ 2,188,047	$ 2,352,521	$ 2,472,386
On-Network Revenues [Member]
Segment Reporting Information [Line Items]
Revenue									1,985,000	2,149,770	2,253,396
On-Network Revenues [Member] | Transponder, MSS and Other Off-Network Services [Member]
Segment Reporting Information [Line Items]
Revenue									1,561,108	1,705,568	1,779,458
On-Network Revenues [Member] | Managed Services [Member]
Segment Reporting Information [Line Items]
Revenue									414,758	405,330	415,269
On-Network Revenues [Member] | Channel [Member]
Segment Reporting Information [Line Items]
Revenue									9,134	38,872	58,669
Off-Network and Other Revenues [Member]
Segment Reporting Information [Line Items]
Revenue									203,047	202,751	218,990
Off-Network and Other Revenues [Member] | Transponder, MSS and Other Off-Network Services [Member]
Segment Reporting Information [Line Items]
Revenue									157,212	160,063	171,637
Off-Network and Other Revenues [Member] | Satellite-Related Services [Member]
Segment Reporting Information [Line Items]
Revenue									$ 45,835	$ 42,688	$ 47,353
Revenues [Member] | Service Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									100.00%	100.00%	100.00%
Revenues [Member] | Service Concentration Risk [Member] | On-Network Revenues [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									91.00%	91.00%	91.00%
Revenues [Member] | Service Concentration Risk [Member] | On-Network Revenues [Member] | Transponder, MSS and Other Off-Network Services [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									71.00%	73.00%	72.00%
Revenues [Member] | Service Concentration Risk [Member] | On-Network Revenues [Member] | Managed Services [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									19.00%	17.00%	17.00%
Revenues [Member] | Service Concentration Risk [Member] | On-Network Revenues [Member] | Channel [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									0.00%	2.00%	2.00%
Revenues [Member] | Service Concentration Risk [Member] | Off-Network and Other Revenues [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									9.00%	9.00%	9.00%
Revenues [Member] | Service Concentration Risk [Member] | Off-Network and Other Revenues [Member] | Transponder, MSS and Other Off-Network Services [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									7.00%	7.00%	7.00%
Revenues [Member] | Service Concentration Risk [Member] | Off-Network and Other Revenues [Member] | Satellite-Related Services [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									2.00%	2.00%	2.00%